Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Crude oil	$ 3,608	$ 3,259
Natural gas	825	474
Emission allowances	436	290
Refined petroleum and petrochemical products	7,920	6,638
Total current inventories	12,789	10,661
Trading inventories	14,004	11,525
Current inventories arising from extractive activities and current production supplies	26,793	22,186
Supplies	1,288	1,525
Total current inventories	28,081	23,711
Cost of inventories expensed in the income statement	$ 141,043	$ 92,923	$ 57,682